UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 09/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Harpswell Capital Management LLC

Address:   2 Monument Square, Suite 650, Portland, ME 04101



Form 13F File Number: 028-14069


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Julia A. Finn
Title:  Chief Compliance Officer
Phone:  207-221-2202

Signature,  Place,  and  Date  of  Signing:

/s/ Julia A. Finn               	Portland, ME                   10/25/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:  	     42

Form 13F Information Table Value Total:        $245,078	(thousands)
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

ISSUER,CLASS,CUSIP,VALUE (000's),SHARES,INVMT DSCRTN,OTHER MNGR,VOT AUTH
ALLETE INC,CMN STOCK SHARES,018522300,2935.42,80137,SOLE, ,80137
APACHE CORP,CMN STOCK SHARES,037411105,6631.19,82642,SOLE, ,82642
CAL DIVE INTL INC,CMN STOCK SHARES,12802T101,3952.98,2069623,SOLE, ,2069623
CGG-VERITAS,CMN STOCK SHARES,204386106,3732.41,211828,SOLE, ,211828
CSX CORP,CMN STOCK SHARES,126408103,7017.04,375846,SOLE, ,375846
DENBURY RESOURCES INC,CMN STOCK SHARES,247916208,3904.03,339481,SOLE, ,339481 DEVON ENERGY CORP,CMN STOCK SHARES,25179M103,564.16,10176,SOLE, ,10176
DOW CHEMICAL CO/THE,CMN STOCK SHARES,260543103,3248.43,144632,SOLE, ,144632
DTE ENERGY CO,CMN STOCK SHARES,233331107,2965.07,60487,SOLE, ,60487
EMCOR GROUP INC,CMN STOCK SHARES,29084Q100,7372.94,362663,SOLE, ,362663
EXTERRAN HOLDINGS INC,CMN STOCK SHARES,30225X103,7222.01,743005,SOLE, ,743005 FEDEX CORP,CMN STOCK SHARES,31428X106,843.97,12470,SOLE, ,12470
FOREST OIL CORP,CMN STOCK SHARES,346091705,701.81,48737,SOLE, ,48737
GEOKINETICS INC,CMN STOCK SHARES,372910307,855.18,353381,SOLE, ,353381
GREAT PLAINS ENERGY INC,CMN STOCK SHARES,391164100,3169.99,164248,SOLE, ,164248 HESS CORP,CMN STOCK SHARES,42809H107,3850.14,73392,SOLE, ,73392
IMPERIAL OIL LTD,CMN STOCK SHARES,453038408,6777.63,187694,SOLE, ,187694
JAMES RIVER COAL CO,CMN STOCK SHARES,470355207,11233.22,1763457,SOLE, ,1763457
NABORS INDUSTRIES LTD,CMN STOCK SHARES,015069406,16639.64,1357230,SOLE, ,1357230
NEWFIELD EXPLORATION CO,CMN STOCK SHARES,651290108,2260.46,56953,SOLE, ,56953 NORTHEAST UTILITIES,CMN STOCK SHARES,664397106,14837.63,440940,SOLE, ,440940 NORTHWEST NATURAL GAS,CMN STOCK SHARES,667655104,6038.66,136931,SOLE, ,136931 OCCIDENTAL PETROLEUM CORP,CMN STOCK SHARES,674599105,465.54,6511,SOLE, ,6511
OGE ENERGY CORP,CMN STOCK SHARES,670837103,10276.67,215038,SOLE, ,215038
OIL STATES INTL INC,CMN STOCK SHARES,678026105,10239.86,201097,SOLE, ,201097
OTTER TAIL CORP,CMN STOCK SHARES,689648103,1517.31,82913,SOLE, ,82913
PINNACLE WEST CAPITAL ,CMN STOCK SHARES,723484101,12517.95,291522,SOLE, ,291522 SEMPRA ENERGY,CMN STOCK SHARES,816851109,14732.86,286075,SOLE, ,286075
SOUTHWEST GAS CORP,CMN STOCK SHARES,844895102,3276.64,90590,SOLE, ,90590
SUNCOR ENERGY INC,CMN STOCK SHARES,867224107,15490.31,608896,SOLE, ,608896
TALISMAN ENERGY INC,CMN STOCK SHARES,87425E103,3277.75,267135,SOLE, ,267135
TECO ENERGY INC,CMN STOCK SHARES,872375100,15641.76,913121,SOLE, ,913121
TEREX CORP,CMN STOCK SHARES,880779103,544.51,53071,SOLE, ,53071
TETRA TECHNOLOGIES INC,CMN STOCK SHARES,88162F105,2437.61,315753,SOLE, ,315753 TUTOR PERINI CORP,CMN STOCK SHARES,901109108,5313.02,462404,SOLE, ,462404
UGI CORP,CMN STOCK SHARES,902681105,7066.5,268995,SOLE, ,268995
UNION DRILLING INC,CMN STOCK SHARES,90653P105,1917.31,407939,SOLE, ,407939 VALERO ENERGY CORP,CMN STOCK SHARES,91913Y100,12050.84,677775,SOLE, ,677775 WEATHERFORD INTL LTD,CMN STOCK SHARES,041641231,3284.28,268983,SOLE, ,268983 WILLBROS GROUP INC,CMN STOCK SHARES,969203108,3454.16,828336,SOLE, ,828336
CLAYTON WILLIAMS ENERGY,CMN STOCK SHARES,969490101,760.56,17766,SOLE, ,17766 WISCONSIN ENERGY CORP,CMN STOCK SHARES,976657106,4059,129722,SOLE, ,129722